Summary of Significant Accounting Policies (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended					3 Months Ended		12 Months Ended
	Jul. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Aug. 31, 2017	Oct. 31, 2016	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Oct. 28, 2016
Finite-Lived Intangible Assets [Line Items]
Debt instrument, fee amount	$ 1,346
Amortization of debt issuance costs and discounts								$ 2,498	$ 4,607	$ 4,121
Write off of deferred debt issuance cost	$ 2,581	$ 1,150	$ 1,844	$ 1,829	$ 2,075			5,575	3,094	5,484
Prepayment of debt			$ 100,000
Revenues, percentage of completion method						$ 276,319			240,233	218,605
Revenues, completed contract method						26,341			28,449	33,457
Foreign currency losses (gains) on intracompany loans						7,018			(7,111)	666
Research and development costs								$ 15,877	19,990	$ 22,897
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life								1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life								26 years
Machinery and equipment | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, useful life								3 years
Machinery and equipment | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, useful life								20 years
Building and Building Improvements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, useful life								10 years
Building and Building Improvements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, useful life								40 years
Restricted Stock Units (RSUs) [Member]
Finite-Lived Intangible Assets [Line Items]
Stock issued during period, employee stock ownership plan (shares)							1,197	1,224
Stock issued during period, employee stock ownership plan							$ 25,000
Tack-On Financing Completed October 28, 2016 [Member]
Finite-Lived Intangible Assets [Line Items]
Debt instrument, fee amount											$ 481
December Refinancing [Member]
Finite-Lived Intangible Assets [Line Items]
Debt instrument, fee amount						2,131		$ 2,131
First Lien Term Facility, due December 20, 2024
Finite-Lived Intangible Assets [Line Items]
Debt instrument, fee amount				$ 1,188
Revolving Credit Facility
Finite-Lived Intangible Assets [Line Items]
Line of credit facility, remaining borrowing capacity						125,000		125,000	$ 95,000
Revolving Credit Facility | 2022 Borrowings
Finite-Lived Intangible Assets [Line Items]
Line of credit facility, remaining borrowing capacity						$ 150,000		$ 150,000
Product Concentration Risk | Sales Revenue, Goods, Net
Finite-Lived Intangible Assets [Line Items]
Concentration risk, percentage								21.00%